Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Assets and liabilities measured at fair value on recurring basis
The table below presents the balances of assets and liabilities measured at fair value as of December 31, 2017 and December 31, 2016 on a recurring basis as well as the fair values of other financial instruments:

(In thousands)			December 31, 2017		December 31, 2016
	Consolidated Balance Sheet Level	Fair Value Hierarchy Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets (liabilities) measured on a recurring basis:
Short-term investments	Other current assets	Level 1	$736	$736	—	—
Interest rate swap agreements not designated as cash flow hedges	Derivative Liability	Level 2	$(8,722)	$(8,722)	$(17,721)	$(17,721)
Other financial assets (liabilities):
March 2013 term debt	Long-Term Debt (1)	Level 2	—	—	$(600,075)	$(603,075)
April 2017 term debt	Long-Term Debt (1)	Level 2	$(735,000)	$(742,350)	—	—
March 2013 notes	Long-Term Debt (1)	Level 1	—	—	$(500,000)	$(510,000)
June 2014 notes	Long-Term Debt (1)	Level 1	$(450,000)	$(469,125)	$(450,000)	$(462,375)
April 2017 notes	Long-Term Debt (1)	Level 2	$(500,000)	$(525,000)	—	—

(1)	Carrying values of long-term debt balances are before reductions of debt issuance costs of $24.5 million and $15.9 million as of December 31, 2017 and December 31, 2016, respectively.